Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents	Cash and cash equivalents in € THOUS

	2020	2019
Cash	746,851	768,706
Securities and time deposits	334,688	239,017
Cash and cash equivalents	1,081,539	1,007,723